Long-Term Contractual Liabilities - Schedule of Contractual Long-Term liability Fair Values (Details) $ in Thousands	Mar. 31, 2026 MXN ($)	Dec. 31, 2025 MXN ($)
Disclosure Of Debt [Line Items]
Long-term contractual liabilities	$ 250,498,559	$ 193,033,065
1st. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities	$ 3,020,429
2nd. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities	$ 26,972,258
3rd. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities	$ 2,515,897
4th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities	$ 37,806,117
5th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities	$ 29,803,056
6th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities	$ 94,294,088
7th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities	$ 28,173,606
8th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities	$ 10,959,811
9th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities	$ 16,953,297